BASIC AND DILUTED NET LOSS PER SHARE (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) $ / shares shares
Earnings Per Share [Abstract]
Net loss | $		$ (22,133)		$ (19,569)		$ (12,736)
Net loss attributable to ordinary shares | $		$ (22,133)		$ (19,569)		$ (12,736)
Weighted average number of shares used in computing net loss per ordinary share, basic | shares		59,719,064		62,378,797		47,935,652
Weighted average number of shares used in computing net loss per ordinary share, diluted | shares		59,719,064		62,378,797		47,935,652
Net loss per ordinary share, basic | (per share)	₪ (0.37)	$ (0.37)	₪ (0.31)	$ (0.31)	₪ (0.27)	$ (0.27)
Net loss per ordinary share, diluted | (per share)	₪ (0.37)	$ (0.37)	₪ (0.31)	$ (0.31)	₪ (0.27)	$ (0.27)